N-2 - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Oct. 31, 2021	[3]
Cover [Abstract]
Entity Central Index Key			0001870714
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			Oaktree Diversified Income Fund Inc.
Document Period End Date			Jun. 30, 2023
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal or Period End	Total Amount Outstanding Exclusive or Treasury Securities	Asset Coverage Per Unit[6]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Security
June 30, 2023 (Unaudited)	$25,000,000	$8,219	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[7]	N/A	N/A	N/A	N/A	N/A

*  Distributions for annual periods determined in accordance with federal income tax regulations.

†  Total investment return is computed based upon the net asset value of the Fund's shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]  Commencement of operations.

[2]  Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3]  Not annualized.

[4]  The total investment return for the year ended December 31, 2022 has been restated to -7.03% for the correction of a typographical error from what was previously reported as 7.03%. The Adviser and Administrator have evaluated the quantitative and qualitative aspects of this error and concluded it is not material to the previously issued consolidated financial statements.

[5]  Annualized.

[6]  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[7]  Commenced operations on November 1, 2021.

Senior Securities Amount			$ 25,000,000	$ 20,000,000
Senior Securities Coverage per Unit	[1]		$ 8,219	$ 8,585
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund's outstanding senior securities as of the end of each of the Fund's last ten fiscal years, as applicable.

Fiscal or Period End	Total Amount Outstanding Exclusive or Treasury Securities	Asset Coverage Per Unit[6]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Security
June 30, 2023 (Unaudited)	$25,000,000	$8,219	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[7]	N/A	N/A	N/A	N/A	N/A

*  Distributions for annual periods determined in accordance with federal income tax regulations.

†  Total investment return is computed based upon the net asset value of the Fund's shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]  Commencement of operations.

[2]  Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3]  Not annualized.

[4]  The total investment return for the year ended December 31, 2022 has been restated to -7.03% for the correction of a typographical error from what was previously reported as 7.03%. The Adviser and Administrator have evaluated the quantitative and qualitative aspects of this error and concluded it is not material to the previously issued consolidated financial statements.

[5]  Annualized.

[6]  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[7]  Commenced operations on November 1, 2021.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund's investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree's performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as "below-investment grade rated securities" or "junk bonds," as described in the Fund's Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree's assessment of relative value.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			20,558,002
Class D [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[2]	$ (0.01)	$ (0.26)	(0.65)
NAV Per Share		$ 9.94	$ 8.78	$ 8.59	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]			Class D

[1]	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Commencement of operations.